Customer Concentration (Tables)	6 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

	Percentage of Total Third-Party Revenues				Percentage of Accounts Receivable from Third Parties
	Three Months Ended June 30,		Six Months Ended June 30,		June 30,	December 31,
	2018	2017	2018	2017	2018	2017
Customer A	27%	46%	29%	50%	34%	39%
Customer B	22%	27%	23%	28%	20%	32%
Customer C	22%	13%	24%	*	28%	26%
Customer D	20%	—%	15%	—%	*	—%

* Less than 10%